COMMITMENTS AND CONTINGENCIES	3 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9. COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be subject to routine litigation, claims, or disputes in the ordinary course of business. In the opinion of management, no pending or known threatened claims, actions or proceedings against the Company are expected to have a material adverse effect on the Company’s financial position, results of operations or cash flows. The Company cannot predict with certainty, however, the outcome or effect of any litigation, investigatory matters, or claims. There can be no assurance as to the ultimate outcome of any lawsuits and investigations.

Commitments

On July 1, 2024 and August 21, 2024, the Company entered an aggregate of seven separate Advisory Committee Member Agreements and agreed to the following compensation in each agreement.

a.	Cash Compensation. $5,000 annually, payable on June 30th of each year of service.

b.	Equity Compensation. Stock options for 100,000 shares of Company stock. The stock options will have an exercise price of $6.00 per share and vest as follows: 1) Fifty thousand (50,000) options will vest immediately; 2) Twenty-five thousand (25,000) options on the first anniversary of the agreement, and 3) Twenty-five thousand (25,000) options on the second anniversary of the agreement, in all cases subject to continued Advisory Committee service as of such vesting dates and pursuant to the Company’s standard Non-Qualified Stock Option Award Agreement. Vested stock options must be exercised within ten (10) years of the grant date.

The exercise price of the options will be the fair market value of a share of common stock on the date of grant.

On September 24, 2025, the Company entered into a written employment agreement with Mr. Drew Hall as Chief Executive Officer. The employee agreement provides that Mr. Hall’s base salary is $180,000 per year. Upon completion of the Company’s anticipated public offering of securities made pursuant to the Company’s Form S-1 Registration Statement expected to be filed with the U.S. Securities and Exchange Commission (the “Public Offering”), Mr. Hall’s base salary will increase to $275,000 per year and he will be eligible for an annual cash bonus of up to $137,500 based on the achievement of certain Company’s objectives, as set forth in his employee agreement and at the discretion of the Compensation Committee of the Board of Directors, in addition to any other equity and bonus compensation to be determined by the Compensation Committee of the Board of Directors from time to time at its sole discretion. Mr. Hall shall be entitled to participate in and receive benefits from all of the Company’s employee benefit plans that are now, or in the future, may be maintained by the Company for its employees, including, without limitation, the Company’s health insurance plan. In the event that Mr. Hall leaves the Company’s employment for Good Reason (as defined in his employment agreement) or if the Company terminates his employment without Cause (as defined in his employment agreement), Mr. Hall will be entitled to receive a severance payment equal to twelve (12) months of his base compensation as provided for in his employment agreement. Mr. Hall also serves as a member of the Company’s Board of Directors (the “Board” or “Board of Directors”) with no additional compensation.

The Public Offering has not been completed as of November 12, 2025.

On September 24, 2025, the Company entered into a written employment agreement with Mr. Garrett Hall as its President. The employee agreement provides that Mr. Hall’s base salary is $150,000 per year. Upon completion of the Public Offering, Mr. Hall’s base salary will increase to $275,000 per year and he will be eligible for an annual cash bonus of up to $137,500 based on the achievement of certain Company’s objectives, as set forth in his employee agreement and at the discretion of the Compensation Committee of the Board of Directors, in addition to any other equity and bonus compensation to be determined by the Compensation Committee of the Board of Directors from time to time at its sole discretion. Mr. Hall will also receive a 3% commission on revenue received by the Company for sales/lease transactions entered into and closed with certain entities as set forth in his employee agreement. Upon completion of the Public Offering, Mr. Hall will be granted an equity award in the form of 330,000 restricted stock units that will vest on January 1, 2026. Mr. Hall is entitled to participate in and receive benefits from all of the Company’s employee benefit plans that are now, or in the future may be maintained by the Company for its employees, including, without limitation, the Company’s health insurance plan. In the event that Mr. Hall leaves the Company’s employment for Good Reason (as defined in his employment agreement) or if the Company terminates his employment without Cause (as defined in his employment agreement), Mr. Hall will be entitled to receive a severance payment equal to six (6) months of his base compensation as provided for in his employment agreement.

On September 24, 2025, the Board appointed Matthew J. Albanese, age 73, as Chief Commercial Officer of the Company, effective upon completion of the Public Offering. In connection with his appointment, the Company and Mr. Albanese entered into an employment agreement, effective upon completion of the Public Offering, which provides that Mr. Albanese’s base salary will be $275,000 per year and he will be eligible for an annual cash bonus of up to $137,500 based on the achievement of certain Company’s objectives, as set forth in his employee agreement and at the discretion of the Compensation Committee of the Board of Directors, in addition to any other equity and bonus compensation to be determined by the Compensation Committee of the Board of Directors from time to time at its sole discretion. Mr. Albanese will also receive a 3% commission on revenue received by the Company for sales/lease transactions entered into and closed with certain entities as set forth in his employee agreement. Mr. Albanese will granted a sign-on equity award in the form of 330,000 restricted stock units that will vest on January 1, 2026. Mr. Albanese will be entitled to participate in and receive benefits from all of the Company’s employee benefit plans that are now, or in the future may be maintained by the Company for its employees, including, without limitation, the Company’s health insurance plan. In the event that Mr. Albanese leaves the Company’s employment for Good Reason (as defined in his employment agreement) or if the Company terminates his employment without Cause (as defined in his employment agreement), Mr. Albanese will be entitled to receive a severance payment equal to six (6) months of his base compensation as provided for in his employment agreement.

On September 24, 2025, the Board appointed William R. Benz, age 74, as Chief Financial Officer of the Company, effective upon completion of the Public Offering. In connection with his appointment, the Company and Mr. Benz entered into an employment agreement, effective upon completion of the Public Offering, which provides that Mr. Benz’s base salary will be $175,000 per year and he will be eligible for an annual cash bonus of up to $87,500 based on the achievement of certain Company’s objectives, as set forth in his employee agreement and at the discretion of the Compensation Committee of the Board of Directors, in addition to any other equity and bonus compensation to be determined by the Compensation Committee of the Board of Directors from time to time at its sole discretion. Mr. Benz will be granted a sign-on equity award in the form of 100,000 stock options that will vest as follows: 50,000 options vest on the option grant date, with the remaining options vesting annually in 25,000 increments on each anniversary of the option grant date. Mr. Benz will be entitled to participate in and receive benefits from all of the Company’s employee benefit plans that are now, or in the future may be maintained by the Company for its employees, including, without limitation, the Company’s health insurance plan. In the event that Mr. Benz leaves the Company’s employment for Good Reason (as defined in his employment agreement) or if the Company terminates his employment without Cause (as defined in his employment agreement), Mr. Benz will be entitled to receive a severance payment equal to six (6) months of his base compensation as provided for in his employment agreement.